UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06698

DWS Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS Equity 500 Index Portfolio	Shares	Value ($)

Common Stocks 96.0%
Consumer Discretionary 8.3%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	56,696	1,462,757
Johnson Controls, Inc.	155,192	5,245,489

		6,708,246
Automobiles 0.3%
Ford Motor Co.*	590,885	3,379,862
General Motors Corp.	157,671	3,003,633
Harley-Davidson, Inc.	63,851	2,394,412

		8,777,907
Distributors 0.1%
Genuine Parts Co.	44,678	1,796,949
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	36,183	1,563,106

H&R Block, Inc.	84,782	1,760,074

		3,323,180
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Unit)	116,397	4,711,751
Darden Restaurants, Inc.	35,380	1,151,619
International Game Technology	83,764	3,368,150
Marriott International, Inc. "A"	83,964	2,885,003
McDonald's Corp.	308,256	17,191,437
Starbucks Corp.*	195,908	3,428,390
Starwood Hotels & Resorts Worldwide, Inc.	52,012	2,691,621
Wendy's International, Inc.	23,480	541,449
Wyndham Worldwide Corp.	47,714	986,726
Yum! Brands, Inc.	127,282	4,736,163

		41,692,309
Household Durables 0.4%
Black & Decker Corp.	16,552	1,094,087
Centex Corp.	32,104	777,238
D.R. Horton, Inc.	71,800	1,130,850
Fortune Brands, Inc.	40,354	2,804,603
Harman International Industries, Inc.	16,100	700,994
KB HOME	20,672	511,219
Leggett & Platt, Inc.	46,666	711,657
Lennar Corp. "A"	36,900	694,089
Newell Rubbermaid, Inc.	72,150	1,650,070
Pulte Homes, Inc.	57,356	834,530
Snap-on, Inc.	15,532	789,802
The Stanley Works	19,653	935,876
Whirlpool Corp.	19,377	1,681,536

		14,316,551
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	81,612	5,818,936
Expedia, Inc.*	53,370	1,168,269
IAC/InterActiveCorp.*	50,900	1,056,684

		8,043,889
Leisure Equipment & Products 0.1%
Brunswick Corp.	24,730	394,938
Eastman Kodak Co.	74,931	1,324,031
Hasbro, Inc.	39,202	1,093,736
Mattel, Inc.	95,814	1,906,698

		4,719,403
Media 2.8%
CBS Corp. "B"	180,054	3,975,592
Clear Channel Communications, Inc.	130,863	3,823,817
Comcast Corp. "A"*	808,990	15,645,867
E.W. Scripps Co. "A"	22,500	945,225
Gannett Co., Inc.	61,169	1,776,959
Interpublic Group of Companies, Inc.*	118,495	996,543
McGraw-Hill Companies, Inc.	89,074	3,291,284
Meredith Corp.	10,638	406,904
New York Times Co. "A"	39,173	739,586
News Corp. "A"	604,900	11,341,875
Omnicom Group, Inc.	86,336	3,814,325
The DIRECTV Group, Inc.*	188,700	4,677,873
Time Warner, Inc.	957,312	13,421,514

Viacom, Inc. "B"*	172,354	6,828,666
Walt Disney Co.	504,064	15,817,528
Washington Post Co. "B"	1,500	992,250

		88,495,808
Multiline Retail 0.8%
Big Lots, Inc.*	27,196	606,471
Dillard's, Inc. "A"	15,068	259,320
Family Dollar Stores, Inc.	37,072	722,904
J.C. Penney Co., Inc.	58,275	2,197,550
Kohl's Corp.*	83,538	3,582,945
Macy's, Inc.	114,450	2,639,217
Nordstrom, Inc.	48,432	1,578,883
Sears Holdings Corp.*	18,838	1,923,172
Target Corp.	224,291	11,367,068

		24,877,530
Specialty Retail 1.6%
Abercrombie & Fitch Co. "A"	22,600	1,652,964
AutoNation, Inc.*	36,759	550,282
AutoZone, Inc.*	12,208	1,389,637
Bed Bath & Beyond, Inc.*	70,866	2,090,547
Best Buy Co., Inc.	92,272	3,825,597
Circuit City Stores, Inc.	3,309	13,170
GameStop Corp. "A"*	41,800	2,161,478
Home Depot, Inc.	459,947	12,864,718
Limited Brands, Inc.	83,311	1,424,618
Lowe's Companies, Inc.	384,274	8,815,246
Office Depot, Inc.*	72,859	805,092
OfficeMax, Inc.	19,878	380,465
RadioShack Corp.	37,695	612,544
Staples, Inc.	187,673	4,149,450
The Gap, Inc.	123,058	2,421,781
The Sherwin-Williams Co.	28,505	1,454,895
Tiffany & Co.	35,716	1,494,357
TJX Companies, Inc.	115,499	3,819,552

		49,926,393
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	98,100	2,957,715
Jones Apparel Group, Inc.	22,660	304,097
Liz Claiborne, Inc.	27,706	502,864
NIKE, Inc. "B"	101,916	6,930,288
Polo Ralph Lauren Corp.	16,000	932,640
VF Corp.	22,640	1,754,826

		13,382,430
Consumer Staples 10.6%
Beverages 2.5%
Anheuser-Busch Companies, Inc.	198,380	9,413,131
Brown-Forman Corp. "B"	21,578	1,428,895
Coca-Cola Co.	541,935	32,987,584
Coca-Cola Enterprises, Inc.	74,924	1,813,161
Constellation Brands, Inc. "A"*	52,200	922,374
Molson Coors Brewing Co. "B"	32,404	1,703,478
Pepsi Bottling Group, Inc.	37,262	1,263,554
PepsiCo, Inc.	434,650	31,381,730

		80,913,907

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	114,433	7,434,712
CVS Caremark Corp.	392,891	15,916,014
Kroger Co.	180,063	4,573,600
Safeway, Inc.	115,407	3,387,196
SUPERVALU, Inc.	54,991	1,648,630
Sysco Corp.	160,390	4,654,518
Wal-Mart Stores, Inc.	636,254	33,517,861
Walgreen Co.	259,678	9,891,135
Whole Foods Market, Inc.	37,100	1,223,187

		82,246,853
Food Products 1.5%
Archer-Daniels-Midland Co.	168,153	6,921,178
Campbell Soup Co.	53,409	1,813,236
ConAgra Foods, Inc.	128,752	3,083,610
Dean Foods Co.	34,700	697,123
General Mills, Inc.	86,750	5,194,590
H.J. Heinz Co.	83,854	3,938,622
Kellogg Co.	67,034	3,523,307
Kraft Foods, Inc. "A"	417,184	12,936,876
McCormick & Co., Inc.	35,600	1,316,132
Sara Lee Corp.	190,439	2,662,337
The Hershey Co.	44,460	1,674,808
Tyson Foods, Inc. "A"	68,500	1,092,575
Wm. Wrigley Jr. Co.	59,302	3,726,538

		48,580,932
Household Products 2.4%
Clorox Co.	36,332	2,057,844
Colgate-Palmolive Co.	133,668	10,414,074
Kimberly-Clark Corp.	111,207	7,178,412
Procter & Gamble Co.	831,196	58,241,904

		77,892,234
Personal Products 0.2%
Avon Products, Inc.	113,770	4,498,466
Estee Lauder Companies, Inc. "A"	30,500	1,398,425

		5,896,891
Tobacco 1.4%
Altria Group, Inc.	562,452	12,486,434
Philip Morris International, Inc.*	562,452	28,448,822
Reynolds American, Inc.	44,990	2,655,760
UST, Inc.	41,851	2,281,716

		45,872,732
Energy 12.7%
Energy Equipment & Services 2.6%
Baker Hughes, Inc.	83,473	5,717,901
BJ Services Co.	76,628	2,184,664
Cameron International Corp.*	59,100	2,460,924
ENSCO International, Inc.	38,700	2,423,394
Halliburton Co.	232,578	9,147,293
Nabors Industries Ltd.*	73,438	2,480,001
National-Oilwell Varco, Inc.*	93,100	5,435,178
Noble Corp.	70,548	3,504,119
Rowan Companies, Inc.	29,039	1,195,826

Schlumberger Ltd.	324,744	28,252,728
Smith International, Inc.	52,700	3,384,921
Transocean, Inc.*	87,099	11,775,785
Weatherford International Ltd.*	88,000	6,377,360

		84,340,094
Oil, Gas & Consumable Fuels 10.1%
Anadarko Petroleum Corp.	121,168	7,637,219
Apache Corp.	92,174	11,136,463
Chesapeake Energy Corp.	123,400	5,694,910
Chevron Corp.	556,956	47,541,764
ConocoPhillips	424,509	32,351,831
CONSOL Energy, Inc.	47,900	3,314,201
Devon Energy Corp.	119,504	12,467,852
El Paso Corp.	183,098	3,046,751
EOG Resources, Inc.	64,300	7,716,000
ExxonMobil Corp.	1,437,868	121,614,875
Hess Corp.	72,265	6,372,328
Marathon Oil Corp.	186,988	8,526,653
Murphy Oil Corp.	47,500	3,901,650
Noble Energy	44,700	3,254,160
Occidental Petroleum Corp.	226,162	16,548,273
Peabody Energy Corp.	69,800	3,559,800
Range Resources Corp.	36,042	2,286,865
Spectra Energy Corp.	166,198	3,781,004
Sunoco, Inc.	30,872	1,619,854
Tesoro Corp.	36,400	1,092,000
Valero Energy Corp.	144,700	7,106,217
Williams Companies, Inc.	156,823	5,172,023
XTO Energy, Inc.	130,650	8,082,009

		323,824,702
Financials 16.1%
Capital Markets 2.9%
American Capital Strategies Ltd.	47,500	1,622,600
Ameriprise Financial, Inc.	61,808	3,204,745
Bank of New York Mellon Corp.	297,292	12,405,995
Bear Stearns Companies, Inc.	30,508	320,029
Charles Schwab Corp.	248,833	4,685,526
E*TRADE Financial Corp.*	109,700	423,442
Federated Investors, Inc. "B"	22,900	896,764
Franklin Resources, Inc.	42,071	4,080,466
Janus Capital Group, Inc.	41,479	965,216
Legg Mason, Inc.	34,900	1,953,702
Lehman Brothers Holdings, Inc.	146,844	5,527,208
Merrill Lynch & Co., Inc.	265,204	10,804,411
Morgan Stanley	295,764	13,516,415
Northern Trust Corp.	54,505	3,622,947
State Street Corp.	101,734	8,036,986
T. Rowe Price Group, Inc.	69,652	3,482,600
The Goldman Sachs Group, Inc.	107,269	17,741,220

		93,290,272
Commercial Banks 2.8%
BB&T Corp.	145,118	4,652,483
Comerica, Inc.	40,757	1,429,755
Fifth Third Bancorp.	140,791	2,945,348

First Horizon National Corp.	33,591	470,610
Huntington Bancshares, Inc.	95,596	1,027,657
KeyCorp.	102,383	2,247,307
M&T Bank Corp.	19,700	1,585,456
Marshall & Ilsley Corp.	62,253	1,444,270
National City Corp.	166,423	1,655,909
PNC Financial Services Group, Inc.	89,861	5,892,186
Regions Financial Corp.	185,019	3,654,125
SunTrust Banks, Inc.	91,193	5,028,388
US Bancorp.	451,115	14,598,081
Wachovia Corp.	535,051	14,446,377
Wells Fargo & Co.	898,656	26,150,889
Zions Bancorp.	24,856	1,132,191

		88,361,032
Consumer Finance 0.7%
American Express Co.	309,043	13,511,360
Capital One Financial Corp.	102,743	5,057,010
Discover Financial Services	124,732	2,041,863
SLM Corp.*	135,565	2,080,923

		22,691,156
Diversified Financial Services 4.1%
Bank of America Corp.	1,199,595	45,476,647
CIT Group, Inc.	51,000	604,350
Citigroup, Inc.	1,404,560	30,085,675
CME Group, Inc.	14,000	6,567,400
IntercontinentalExchange, Inc.*	18,100	2,362,050
JPMorgan Chase & Co.	918,813	39,463,018
Leucadia National Corp.	43,300	1,958,026
Moody's Corp.	56,700	1,974,861
NYSE Euronext	69,000	4,257,990

		132,750,017
Insurance 3.9%
ACE Ltd.	86,528	4,764,232
Aflac, Inc.	127,644	8,290,478
Allstate Corp.	149,970	7,207,558
Ambac Financial Group, Inc.	76,234	438,346
American International Group, Inc.	675,148	29,200,151
Aon Corp.	76,987	3,094,877
Assurant, Inc.	25,700	1,564,102
Chubb Corp.	99,058	4,901,390
Cincinnati Financial Corp.	45,234	1,720,701
Genworth Financial, Inc. "A"	113,100	2,560,584
Hartford Financial Services Group, Inc.	83,046	6,292,395
Lincoln National Corp.	71,174	3,701,048
Loews Corp.	114,786	4,616,693
Marsh & McLennan Companies, Inc.	142,432	3,468,219
MBIA, Inc.	53,046	648,222
MetLife, Inc.	198,511	11,962,273
Principal Financial Group, Inc.	69,419	3,868,027
Progressive Corp.	190,388	3,059,535
Prudential Financial, Inc.	119,916	9,383,427
Safeco Corp.	24,889	1,092,129
The Travelers Companies, Inc.	166,075	7,946,689
Torchmark Corp.	25,010	1,503,351

Unum Group	85,794	1,888,326
XL Capital Ltd. "A"	47,732	1,410,481

		124,583,234
Real Estate Investment Trusts 1.1%
Apartment Investment & Management Co. "A" (REIT)	28,082	1,005,616
AvalonBay Communities, Inc. (REIT)	20,000	1,930,400
Boston Properties, Inc. (REIT)	30,500	2,808,135
Developers Diversified Realty Corp. (REIT)	34,500	1,444,860
Equity Residential (REIT)	72,360	3,002,216
General Growth Properties, Inc. (REIT)	64,200	2,450,514
HCP, Inc. (REIT)	49,065	1,658,888
Host Hotels & Resorts, Inc. (REIT)	136,500	2,173,080
Kimco Realty Corp. (REIT)	60,600	2,373,702
Plum Creek Timber Co., Inc. (REIT)	45,624	1,856,897
ProLogis (REIT)	74,400	4,379,184
Public Storage (REIT)	29,230	2,590,363
Simon Property Group, Inc. (REIT)	64,034	5,949,399
Vornado Realty Trust (REIT)	35,000	3,017,350

		36,640,604
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	50,200	1,086,328
Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp.	153,744	845,592
Fannie Mae	258,228	6,796,561
Freddie Mac	170,931	4,327,973
Hudson City Bancorp., Inc.	133,400	2,358,512
MGIC Investment Corp.	22,163	233,376
Sovereign Bancorp., Inc.	93,891	875,064
Washington Mutual, Inc.	234,059	2,410,808

		17,847,886
Health Care 11.3%
Biotechnology 1.3%
Amgen, Inc.*	294,324	12,296,857
Biogen Idec, Inc.*	75,671	4,668,144
Celgene Corp.*	113,000	6,925,770
Genzyme Corp.*	69,340	5,168,604
Gilead Sciences, Inc.*	251,820	12,976,284

		42,035,659
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	175,398	10,141,512
Becton, Dickinson & Co.	63,992	5,493,713
Boston Scientific Corp.*	345,206	4,442,801
C.R. Bard, Inc.	26,994	2,602,222
Covidien Ltd.	129,857	5,746,172
Hospira, Inc.*	41,622	1,780,173
Medtronic, Inc.	307,499	14,873,727
St. Jude Medical, Inc.*	89,626	3,870,947
Stryker Corp.	61,948	4,029,717
Varian Medical Systems, Inc.*	33,000	1,545,720
Zimmer Holdings, Inc.*	62,108	4,835,729

		59,362,433
Health Care Providers & Services 1.8%
Aetna, Inc.	131,396	5,530,458

AmerisourceBergen Corp.	43,848	1,796,891
Cardinal Health, Inc.	95,268	5,002,523
CIGNA Corp.	74,375	3,017,394
Coventry Health Care, Inc.*	40,958	1,652,655
Express Scripts, Inc.*	66,600	4,283,712
Humana, Inc.*	44,051	1,976,128
Laboratory Corp. of America Holdings*	30,800	2,269,344
McKesson Corp.	77,815	4,075,171
Medco Health Solutions, Inc.*	140,576	6,155,823
Patterson Companies, Inc.*	36,600	1,328,580
Quest Diagnostics, Inc.	41,802	1,892,376
Tenet Healthcare Corp.*	123,848	700,980
UnitedHealth Group, Inc.	336,224	11,552,657
WellPoint, Inc.*	144,116	6,359,839

		57,594,531
Health Care Technology 0.0%
IMS Health, Inc.	50,906	1,069,535
Life Sciences Tools & Services 0.4%
Applera Corp. - Applied Biosystems Group	48,235	1,585,002
Millipore Corp.*	13,981	942,459
PerkinElmer, Inc.	31,663	767,828
Thermo Fisher Scientific, Inc.*	113,128	6,430,196
Waters Corp.*	26,105	1,454,048

		11,179,533
Pharmaceuticals 5.9%
Abbott Laboratories	417,722	23,037,368
Allergan, Inc.	80,878	4,560,710
Barr Pharmaceuticals, Inc.*	28,800	1,391,328
Bristol-Myers Squibb Co.	526,436	11,213,087
Eli Lilly & Co.	257,847	13,302,327
Forest Laboratories, Inc.*	83,081	3,324,071
Johnson & Johnson	766,001	49,690,485
King Pharmaceuticals, Inc.*	64,975	565,283
Merck & Co., Inc.	584,406	22,178,208
Mylan, Inc.	66,500	771,400
Pfizer, Inc.	1,826,693	38,232,684
Schering-Plough Corp.	425,252	6,127,881
Watson Pharmaceuticals, Inc.*	27,407	803,573
Wyeth	352,309	14,712,424

		189,910,829
Industrials 11.7%
Aerospace & Defense 2.8%
Boeing Co.	205,820	15,306,833
General Dynamics Corp.	105,960	8,833,885
Goodrich Corp.	32,038	1,842,505
Honeywell International, Inc.	205,568	11,598,147
L-3 Communications Holdings, Inc.	33,100	3,619,154
Lockheed Martin Corp.	92,326	9,167,972
Northrop Grumman Corp.	88,850	6,913,418
Precision Castparts Corp.	36,200	3,695,296
Raytheon Co.	112,723	7,283,033
Rockwell Collins, Inc.	42,344	2,419,960
United Technologies Corp.	267,840	18,432,749

		89,112,952

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	45,400	2,469,760
Expeditors International of Washington, Inc.	56,000	2,530,080
FedEx Corp.	80,701	7,478,562
United Parcel Service, Inc. "B"	279,770	20,428,805

		32,907,207
Airlines 0.1%
Southwest Airlines Co.	196,491	2,436,489
Building Products 0.1%
Masco Corp.	96,805	1,919,643
Trane, Inc.	50,952	2,338,697

		4,258,340
Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.*	70,146	758,278
Avery Dennison Corp.	25,231	1,242,627
Cintas Corp.	34,366	980,806
Equifax, Inc.	34,409	1,186,422
Monster Worldwide, Inc.*	33,189	803,506
Pitney Bowes, Inc.	57,485	2,013,125
R.R. Donnelley & Sons Co.	58,621	1,776,803
Robert Half International, Inc.	43,775	1,126,768
Waste Management, Inc.	143,940	4,830,626

		14,718,961
Construction & Engineering 0.2%
Fluor Corp.	25,104	3,543,681
Jacobs Engineering Group, Inc.*	34,700	2,553,573

		6,097,254
Electrical Equipment 0.5%
Cooper Industries Ltd. "A"	47,602	1,911,220
Emerson Electric Co.	208,740	10,741,760
Rockwell Automation, Inc.	39,456	2,265,564

		14,918,544
Industrial Conglomerates 3.8%
3M Co.	187,066	14,806,274
General Electric Co.	2,672,965	98,926,434
Textron, Inc.	65,654	3,638,545
Tyco International Ltd.	130,657	5,755,441

		123,126,694
Machinery 1.8%
Caterpillar, Inc.	166,968	13,071,925
Cummins, Inc.	53,892	2,523,223
Danaher Corp.	63,422	4,821,975
Deere & Co.	118,992	9,571,716
Dover Corp.	52,559	2,195,915
Eaton Corp.	38,254	3,047,696
Illinois Tool Works, Inc.	109,242	5,268,742
Ingersoll-Rand Co., Ltd. "A"	71,954	3,207,709
ITT Corp.	47,592	2,465,742
Manitowoc Co., Inc.	33,500	1,366,800
PACCAR, Inc.	102,015	4,590,675
Pall Corp.	32,710	1,147,140
Parker Hannifin Corp.	44,452	3,079,190

Terex Corp.*	27,100	1,693,750

		58,052,198
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	78,486	7,237,979
CSX Corp.	109,252	6,125,759
Norfolk Southern Corp.	101,544	5,515,870
Ryder System, Inc.	15,290	931,314
Union Pacific Corp.	69,765	8,747,136

		28,558,058
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	17,962	1,372,117
Information Technology 15.1%
Communications Equipment 2.4%
Ciena Corp.*	22,698	699,779
Cisco Systems, Inc.*	1,595,664	38,439,546
Corning, Inc.	410,990	9,880,200
JDS Uniphase Corp.*	58,939	789,193
Juniper Networks, Inc.*	135,100	3,377,500
Motorola, Inc.	626,996	5,831,063
QUALCOMM, Inc.	434,954	17,833,114
Tellabs, Inc.*	117,630	641,083

		77,491,478
Computers & Peripherals 4.2%
Apple, Inc.*	234,078	33,590,193
Dell, Inc.*	593,547	11,823,456
EMC Corp.*	570,462	8,180,425
Hewlett-Packard Co.	666,936	30,452,298
International Business Machines Corp.	374,020	43,064,663
Lexmark International, Inc. "A"*	25,157	772,823
NetApp, Inc.*	93,509	1,874,855
QLogic Corp.*	36,500	560,275
SanDisk Corp.*	59,500	1,342,915
Sun Microsystems, Inc.*	217,791	3,382,294
Teradata Corp.*	47,698	1,052,218

		136,096,415
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	101,041	3,014,053
Jabil Circuit, Inc.	48,675	460,466
Molex, Inc.	37,786	875,124
Tyco Electronics Ltd.	130,657	4,484,148

		8,833,791
Internet Software & Services 1.6%
Akamai Technologies, Inc.*	43,500	1,224,960
eBay, Inc.*	298,132	8,896,259
Google, Inc. "A"*	62,500	27,529,375
VeriSign, Inc.*	57,700	1,917,948
Yahoo!, Inc.*	354,222	10,247,642

		49,816,184
IT Services 0.8%
Affiliated Computer Services, Inc. "A"*	26,600	1,332,926
Automatic Data Processing, Inc.	138,737	5,881,062
Cognizant Technology Solutions Corp. "A"*	75,600	2,179,548
Computer Sciences Corp.*	45,432	1,853,171
Convergys Corp.*	35,440	533,726

Electronic Data Systems Corp.	133,819	2,228,086
Fidelity National Information Services, Inc.	43,200	1,647,648
Fiserv, Inc.*	43,850	2,108,747
Paychex, Inc.	89,367	3,061,713
Total System Services, Inc.	43,866	1,037,870
Unisys Corp.*	94,084	416,792
Western Union Co.	203,088	4,319,682

		26,600,971
Office Electronics 0.1%
Xerox Corp.	246,056	3,683,458
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.*	140,097	825,171
Altera Corp.	82,243	1,515,739
Analog Devices, Inc.	78,668	2,322,279
Applied Materials, Inc.	360,135	7,026,234
Broadcom Corp. "A"*	122,870	2,367,705
Intel Corp.	1,549,382	32,815,911
KLA-Tencor Corp.	47,585	1,765,404
Linear Technology Corp.	58,306	1,789,411
LSI Corp.*	191,155	946,217
MEMC Electronic Materials, Inc.*	58,800	4,168,920
Microchip Technology, Inc.	57,100	1,868,883
Micron Technology, Inc.*	188,649	1,126,235
National Semiconductor Corp.	63,166	1,157,201
Novellus Systems, Inc.*	30,482	641,646
NVIDIA Corp.*	143,247	2,834,858
Teradyne, Inc.*	45,658	567,072
Texas Instruments, Inc.	355,048	10,037,207
Xilinx, Inc.	76,613	1,819,559

		75,595,652
Software 3.3%
Adobe Systems, Inc.*	153,704	5,470,325
Autodesk, Inc.*	60,448	1,902,903
BMC Software, Inc.*	52,569	1,709,544
CA, Inc.	101,515	2,284,087
Citrix Systems, Inc.*	47,514	1,393,586
Compuware Corp.*	80,921	593,960
Electronic Arts, Inc.*	81,706	4,078,764
Intuit, Inc.*	88,566	2,392,168
Microsoft Corp.	2,144,295	60,855,092
Novell, Inc.*	92,382	581,083
Oracle Corp.*	1,050,629	20,550,303
Symantec Corp.*	236,406	3,929,068

		105,740,883
Materials 3.4%
Chemicals 1.9%
Air Products & Chemicals, Inc.	56,790	5,224,680
Ashland, Inc.	14,604	690,769
Dow Chemical Co.	249,491	9,193,743
E.I. du Pont de Nemours & Co.	238,752	11,164,044
Eastman Chemical Co.	22,386	1,398,006
Ecolab, Inc.	45,542	1,977,889
Hercules, Inc.	31,330	573,026
International Flavors & Fragrances, Inc.	21,116	930,160

Monsanto Co.	148,584	16,567,116
PPG Industries, Inc.	43,162	2,611,733
Praxair, Inc.	83,028	6,993,448
Rohm & Haas Co.	33,089	1,789,453
Sigma-Aldrich Corp.	34,268	2,044,086

		61,158,153
Construction Materials 0.1%
Vulcan Materials Co.	26,131	1,735,098
Containers & Packaging 0.1%
Ball Corp.	27,424	1,259,859
Bemis Co., Inc.	27,430	697,545
Pactiv Corp.*	34,849	913,392
Sealed Air Corp.	43,072	1,087,568

		3,958,364
Metals & Mining 1.1%
Alcoa, Inc.	227,351	8,198,277
Allegheny Technologies, Inc.	25,679	1,832,453
Freeport-McMoRan Copper & Gold, Inc.	100,399	9,660,392
Newmont Mining Corp.	120,500	5,458,650
Nucor Corp.	75,736	5,130,357
Titanium Metals Corp.	23,400	352,170
United States Steel Corp.	31,792	4,033,451

		34,665,750
Paper & Forest Products 0.2%
International Paper Co.	112,904	3,070,989
MeadWestvaco Corp.	48,244	1,313,201
Weyerhaeuser Co.	56,329	3,663,638

		8,047,828
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	1,624,030	62,200,349
CenturyTel, Inc.	29,755	989,056
Citizens Communications Co.	86,005	902,193
Embarq Corp.	39,981	1,603,238
Qwest Communications International, Inc.	421,981	1,911,574
Verizon Communications, Inc.	764,512	27,866,463
Windstream Corp.	125,474	1,499,414

		96,972,287
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	104,400	4,093,524
Sprint Nextel Corp.	743,828	4,976,209

		9,069,733
Utilities 3.5%
Electric Utilities 2.1%
Allegheny Energy, Inc.	43,418	2,192,609
American Electric Power Co., Inc.	104,915	4,367,611
Duke Energy Corp.	331,096	5,910,064
Edison International	85,090	4,171,112
Entergy Corp.	55,309	6,033,106
Exelon Corp.	182,038	14,794,228
FirstEnergy Corp.	80,095	5,496,119
FPL Group, Inc.	106,294	6,668,885

Pepco Holdings, Inc.	51,700	1,278,024
Pinnacle West Capital Corp.	26,196	918,956
PPL Corp.	100,048	4,594,204
Progress Energy, Inc.	67,650	2,821,005
Southern Co.	207,888	7,402,892

		66,648,815
Gas Utilities 0.1%
Nicor, Inc.	12,337	413,413
Questar Corp.	45,100	2,550,856

		2,964,269
Independent Power Producers & Energy Traders 0.3%
AES Corp.*	175,750	2,929,753
Constellation Energy Group, Inc.	47,387	4,182,850
Dynegy, Inc. "A"*	113,261	893,629

		8,006,232
Multi-Utilities 1.0%
Ameren Corp.	56,319	2,480,289
CenterPoint Energy, Inc.	83,568	1,192,515
CMS Energy Corp.	59,049	799,523
Consolidated Edison, Inc.	66,816	2,652,595
Dominion Resources, Inc.	152,080	6,210,947
DTE Energy Co.	44,603	1,734,611
Integrys Energy Group, Inc.	20,100	937,464
NiSource, Inc.	72,066	1,242,418
PG&E Corp.	92,347	3,400,217
Public Service Enterprise Group, Inc.	145,446	5,845,475
Sempra Energy	76,990	4,102,027
TECO Energy, Inc.	55,888	891,414
Xcel Energy, Inc.	108,737	2,169,303

		33,658,798

Total Common Stocks (Cost $2,349,133,804)		3,080,334,962
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 3.094%**, 6/26/2008 (a) (Cost $2,783,552)	2,820,000	2,811,410
	Shares	Value ($)

Cash Equivalents 1.1%
Cash Management QP Trust, 2.84% (b) (Cost $35,461,172)	35,461,172	35,461,172
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,387,378,528) †	97.2	3,118,607,544
Other Assets and Liabilities, Net	2.8	88,806,086

Net Assets	100.0	3,207,413,630

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $2,573,625,580. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $544,981,964. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,030,610,179 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $485,628,215.

(a)	At March 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/19/2008	129	42,377,036	42,699,000	321,964

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 3,115,796,134	$321,964
Level 2 - Other Significant	2,811,410	-
Observable Inputs
Level 3 - Significant	-	-
Unobservable Inputs
Total	$3,118,607,544	$321,964

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008